Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Long-Term Debt
Long-term debt consisted of the following at December 31, 2021 and December 31, 2020 (in thousands):

	December 31, 2021	December 31, 2020
First lien term loan (1) (due May 10, 2023, with principal payable in quarterly installments)	$555,048	$779,915
Second lien subordinated loan (2)	—	231,335
Less: unamortized debt issuance costs	(1,935)	(8,933)
Less: unamortized original issue discount	(1,147)	(2,732)

Total debt, net	$551,966	$999,585
Less: current portion of long-term debt	(8,167)	(8,167)

Long-term debt, net	$543,799	$991,418

(1)
Interest rate of 4.5% at December 31, 2021 and December 31, 2020, with interest payable in designated installments (dependent upon the base interest rate election) at a variable interest rate. The effective interest rate for the first lien term loan was 4.9% at December 31, 2021 and December 31, 2020.

Aggregate Maturities of Long-Term Debt
Aggregate maturities of long-term debt at December 31, 2021 are as follows (in thousands):

2022	$8,167
2023	546,881

Total future maturities	555,048
Unamortized original issue discount and debt issuance costs	(3,082)

Total debt, net	$551,966